[Company letterhead]

June 19, 2007

Delivered by electronic submission via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC  20549

Attn:

Mr. Gopal Dharia

Re:

Walker Financial Corporation

Form 10-KSB/A for the year ended December 31, 2006

Filed May 23, 2007

File No. 000-5418

Dear Mr. Dharia:

I am the Chief Executive Officer of Walker Financial Corporation (the “Company”).  In response to the comments received from the staff of the Securities and Exchange Commission (the “Staff”) in their letter dated June 11, 2007, the Company acknowledges that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Regards,

/s/ Mitchell S. Segal

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Mitchell S. Segal

Chief Executive Officer, Walker Financial Corporation